Schedule I Financial Statements of Cleco Corporation, Condensed Statements of Comprehensive Income Parenthetical (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Condensed Financial Statements, Captions [Line Items]
Net tax expense (benefit) on post-retirement benefits		$ 938
Net tax expense on cash flow hedges		0
Successor [Member] | Cleco Holdings [Member]
Condensed Financial Statements, Captions [Line Items]
Net tax expense (benefit) on post-retirement benefits		938
Net tax expense on cash flow hedges		$ 0
Predecessor [Member]
Condensed Financial Statements, Captions [Line Items]
Net tax expense (benefit) on post-retirement benefits	$ 367		$ 3,670	$ (4,378)
Net tax expense on cash flow hedges	37		132	132
Predecessor [Member] | Cleco Holdings [Member]
Condensed Financial Statements, Captions [Line Items]
Net tax expense (benefit) on post-retirement benefits	367		3,670	(4,378)
Net tax expense on cash flow hedges	$ 37		$ 132	$ 132